Income and Other Taxes Payable - Schedule of Income and Other Taxes Payable (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Income and Other Taxes Payable [Abstract]
Taxes payable in installments		$ 44,426	$ 67,980
PIS / COFINS tax payable		15,378	32,835
ICMS / VAT / GST tax payable		37,868	35,335
Withholding income taxes	[1]	346,785	10,527
Others		75,932	91,693
Subtotal		520,389	238,370
Income taxes payable		233,027	83,247
Total		753,416	321,617
Current liabilities		346,761	227,249
Non-current liabilities		406,655	94,368
Total		$ 753,416	$ 321,617

[1]	During corporate restructuring of the indirect subsidiary JBS USA, the Company analyzed and concluded there is withholding tax (WHT) uncertainty in the jurisdiction of Luxembourg. The Company assessed the tax uncertainty in accordance with IFRIC 23, which provides guidance on the accounting and measurement of uncertain tax liabilities, and recognized a tax provision for the year ended December 31, 2024, in the amount of US$ 338,320.